13. Regulatory Matters (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 114,185	$ 121,246
Actual, ratio	16.14%	17.34%
For Capital Adequacy Purposes, amount	56,582	55,928
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	110,935	117,453
Actual, ratio	15.73%	16.84%
For Capital Adequacy Purposes, amount	56,412	55,784
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	70,515	69,730
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	104,890	112,135
Actual, ratio	14.83%	16.04%
For Capital Adequacy Purposes, amount	28,291	27,964
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	101,733	108,379
Actual, ratio	14.43%	15.54%
For Capital Adequacy Purposes, amount	28,206	27,892
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	42,309	41,838
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.00%	6.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	104,890	112,135
Actual, ratio	10.08%	11.12%
For Capital Adequacy Purposes, amount	41,622	40,342
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Tier 1 Capital (Average Assets) | Bank
Actual, amount	101,733	108,379
Actual, ratio	9.79%	10.76%
For Capital Adequacy Purposes, amount	41,584	40,302
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 51,981	$ 50,377
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%